Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Canada | Government of Canada
Total	$ 143,260,000			$ 143,260,000
Canada | Government of New Brunswick
Total	1,000,000	$ 1,420,000	$ 680,000	3,100,000
Canada | Government of Saskatchewan
Total	359,200,000	$ 59,140,000	2,830,000	421,170,000
Canada | Rural Municipality of Corman Park No. 344
Total	3,950,000			3,950,000
Canada | Rural Municipality of Rocanville No. 151
Total	6,430,000			6,430,000
Canada | Rural Municipality of Usborne No. 310
Total	4,280,000			4,280,000
Canada | Rural Municipality of Vanscoy No. 345
Total	4,030,000			4,030,000
Canada | Rural Municipality of Blucher No. 343
Total	3,970,000			3,970,000
Canada | Saskatoon Tribal Council
Total			220,000	220,000
Canada | Chacachas Treaty Corp
Total			160,000	160,000
United States of America | State of Florida
Total	2,450,000			2,450,000
United States of America | State of North Carolina
Total			$ 320,000	320,000
United States of America | Hamilton County, FL
Total	4,620,000			4,620,000
United States of America | Beaufort County
Total	$ 6,050,000			$ 6,050,000